Note 6 - Other Receivables	12 Months Ended
Jan. 31, 2020
Notes to Financial Statements
Other Receivables [Text Block]
Note
6
– Other Receivables

	January 31,	January 31,
	2020	2019
Net working capital adjustments receivable from acquisitions	–	55
Other receivables	7,294	4,276
	7,294	4,331

Other receivables include receivables related to sales and use taxes, income taxes, non-trade receivables and contract assets. At
January 31, 2020,
nil
(
$0.1
million as at
January 31, 2019)
of the net working capital adjustments receivable from acquisitions is recoverable from amounts held in escrow related to the respective acquisitions.